INCOME TAXES (Schedule of Profit (Loss) Before Taxes) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit before taxes
Domestic		$ 142,831	$ 198,008	$ 168,668
Foreign	[1]	(3,514)	3,760	41,930
PROFIT BEFORE INCOME TAX		$ 139,317	$ 201,768	$ 210,598

[1]	Foreign are amounts related to Tower's Japanese and US subsidiaries.